Note 4 - Going Concern Matters	3 Months Ended
Mar. 31, 2013
Notes
Note 4 - Going Concern Matters

NOTE 4 - GOING CONCERN MATTERS

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of March 31, 2013, the Company has a deficit accumulated during exploration stage of $245,317 and has incurred significant operating losses and negative cash flows. For the three months ended March 31, 2013, the Company sustained a net loss of $35,350 compared to a net income of $201 for the three months ended March 31, 2012. The Company will need additional financing which may take the form of equity or debt and the Company has converted certain liabilities into equity. In the event the Company are not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and their ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence.